LAND USE RIGHTS	12 Months Ended
Dec. 31, 2018
LAND USE RIGHTS
LAND USE RIGHTS

5.  LAND USE RIGHTS

Land use rights are amortized under straight-line method through the respective period of land rights, which are from 40-50 years. Amortization expense for the years ended December 31, 2016, 2017 and 2018 was approximately RMB3 million, RMB3 million and RMB3 million, respectively. As of December 31, 2017 and 2018, the net book value was RMB97 million and RMB94 million respectively.